Summary of Significant Accounting Policies - Summary of Intangible Assets, Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2017
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life (years)	5 years
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life (years)	5 years
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life (years)	Indefinite